Securities (Unrealized Gain (Loss) on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 85,441	$ 88,098
Gross Unrealized Gains	2,107	2,470
Gross Unrealized Losses	20	451
Estimated Fair Value	87,528	90,117
Amortized Cost	146,389	124,177
Gross Unrealized Gains	3,882	2,086
Gross Unrealized Losses	109	58
Estimated Fair Value	150,162	126,205
Total Securities, Amortized Cost	231,830	212,275
Total Securities, Gross Unrealized Gains	5,989	4,556
Total Securities, Gross Unrealized Losses	129	509
Total Securities, Estimated Fair Value	237,690	216,322
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	11,029	11,062
Gross Unrealized Gains	61	70
Estimated Fair Value	11,090	11,132
U.S. Government sponsored enterprises [Member]
Schedule of Investments [Line Items]
Amortized Cost	16,816	25,909
Gross Unrealized Gains	582	171
Gross Unrealized Losses		377
Estimated Fair Value	17,398	25,703
Amortized Cost	998	997
Gross Unrealized Gains	31	30
Estimated Fair Value	1,029	1,027
State and political subdivisions [Member]
Schedule of Investments [Line Items]
Amortized Cost	4,783	6,819
Gross Unrealized Gains	116	243
Estimated Fair Value	4,899	7,062
Amortized Cost	62,212	34,933
Gross Unrealized Gains	556	200
Gross Unrealized Losses	99	9
Estimated Fair Value	62,669	35,124
Mortgage-backed securities-residential [Member]
Schedule of Investments [Line Items]
Amortized Cost	18,625	28,214
Gross Unrealized Gains	482	773
Gross Unrealized Losses	1	73
Estimated Fair Value	19,106	28,914
Amortized Cost	48,101	57,347
Gross Unrealized Gains	2,282	1,737
Gross Unrealized Losses	4	35
Estimated Fair Value	50,379	59,049
Mortgage-backed securities-multi-family [Member]
Schedule of Investments [Line Items]
Amortized Cost	40,077	20,184
Gross Unrealized Gains	604	912
Gross Unrealized Losses	18
Estimated Fair Value	40,663	21,096
Amortized Cost	23,673	19,434
Gross Unrealized Gains	952	47
Gross Unrealized Losses	6	14
Estimated Fair Value	24,619	19,467
Other Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	376	404
Gross Unrealized Gains		2
Estimated Fair Value	376	406
Asset-backed securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	20	24
Gross Unrealized Losses	1	1
Estimated Fair Value	19	23
Corporate debt securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	5,053	6,881
Gross Unrealized Gains	263	325
Estimated Fair Value	5,316	7,206
Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	85,374	88,031
Gross Unrealized Gains	2,047	2,424
Gross Unrealized Losses	20	451
Estimated Fair Value	87,401	90,004
Equity securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	67	67
Gross Unrealized Gains	60	46
Estimated Fair Value	$ 127	$ 113